Stockholders' Equity and Members' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity and Members' Equity
Schedule of assumptions used in estimating fair value of derivative liability

	As of June 30, 2020	As of December 31, 2019
Expected volatility	64.0%	13.0%
Expected dividend yield	7.6%	7.3%
Expected life (in years)	0.4	0.9
Risk-free interest rate	0.2%	1.6%

	As of November 15, 2019	As of December 31, 2019
Expected volatility	12.0%	13%
Expected dividend yield	11.3%	7.3%
Expected life (in years)	1.0	0.9
Risk-free interest rate	1.6%	1.6%

Schedule of basic and diluted earnings per share

	Three Months Ended	Six Months Ended
(dollars in thousands, except share and per share data):	June 30, 2020	June 30, 2020
Basic Earnings
Net income and Basic Earnings	$19,759	$47,038

Diluted Earnings
Net income and Diluted Earnings	$19,759	$47,038
Number of Shares:
Basic weighted-average shares of common stock outstanding	132,165,005	132,120,290
Shares for warrants and restricted stock units	—	—
Diluted weighted-average shares of common stock outstanding (1)	132,165,005	132,120,290
Earnings Per Share Attributable to common stockholders
Basic	$0.15	$0.36
Diluted	$0.15	$0.36
(1)	We exclude anti-dilutive shares from calculation of weighted-average shares for diluted earnings per share. There were 15.6 million shares related to the Public and Private Warrants and 353,364 shares of unvested restricted stock awards, which are not included in the above calculation of diluted earnings per share because in doing so they would be anti-dilutive.

Successor
Period from November 15,
(dollars and shares in thousands except per share amounts):	2019 through December 31, 2019
Basic Earnings
Net income and Basic Earnings	$5,313

Diluted Earnings
Net income and Diluted Earnings	$5,313
Number of Shares:
Basic weighted-average shares of common stock outstanding (a)	132,111
Shares for warrants and restricted stock units	388
Diluted weighted-average shares of common stock outstanding (b)	132,499
Earnings Per Share Attributable to common stockholders
Basic	$0.04
Diluted	$0.04